Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net

6. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	533,945	616,453	84,454
Allowance for credit losses	(132,881)	(142,834)	(19,568)
Accounts receivable, net	401,064	473,619	64,886

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB	USD
Balance as of January 1	102,161	132,881	18,205
Addition	29,401	8,915	1,221
Amounts written off	—	—	—
Foreign Exchange effect	1,319	1,038	142
Balance as of December 31	132,881	142,834	19,568